PLANTS, EQUIPMENT AND FACILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Plants, Equipment and Facilities, at Cost

December 31,	2012	2011
Land and land improvements	$25.2	$21.0
Buildings	188.9	196.3
Machinery and equipment	795.0	671.0
Construction in progress	301.3	221.5

Plants, equipment and facilities, at cost	$1,310.4	$1,109.8

Summary of Depreciable Lives of Assets

Following are the depreciable lives for our assets under the composite and straight line methods:

	2012	Prior To 2012
Category	Straight Line Depreciation	Composite Depreciation	Straight Line Depreciation
Buildings	10-38 years	31 years	20-33 years
Machinery and equipment	5-30 years	5-18 years	3-15 years